Business developments (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of significant registered shareholders
Significant shareholders registered in the share register
end of	2016			2015
	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)
Direct shareholders [1]
Chase Nominees Ltd. [2]	335	13	16.03	313	13	15.99
Nortrust Nominees Ltd. [2]	113	5	5.39	–	–	–	[3]
The Bank of New York Mellon [2]	107	4	5.14	–	–	–	[3]
Crescent Holding GmbH	107	4	5.10	–	–	–	[3]
1 As registered in the share register of the Group on December 31 of the reporting period; includes shareholders registered as nominees or ADS depositary bank.
2
Nominee holdings exceeding 2% are registered with a right to vote only if the nominee confirms that no individual shareholder holds more than 0.5% of the outstanding share capital or if the nominee discloses the identity of any beneficial owner holding more than 0.5% of the outstanding capital.

3 Participation was lower than the disclosure threshold of 5%.